Fair Value Measurements (Details 3) (Non Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities available for sale:
Foreclosed real estate and repossessed assets	$ 32,215	$ 63,613
Level 1 [Member]
Investment securities available for sale:
Foreclosed real estate and repossessed assets
Level 2 [Member]
Investment securities available for sale:
Foreclosed real estate and repossessed assets	32,211	63,613
Level 3 [Member]
Investment securities available for sale:
Foreclosed real estate and repossessed assets	$ 4